INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets are as follows:

	As of December 31,
	2 0 1 9	2 0 1 8

Net operating loss carryforwards	$513	$1,800
Tax credits carryforward	794	-
Temporary differences relating to reserve and allowances	5,782	4,234
Intangible assets	(1,637)	(2,161)
	5,452	3,873
Valuation Allowance	(898)	-
Deferred tax asset, net	$4,554	$3,873

Schedule of Presentation in Balance Sheets for Deferred Taxes	Long-term deferred tax assets:
	Year ended December 31,
	2 0 1 9	2 0 1 8

Domestic	$3,742	$2,998
Foreign	812	875
	$4,554	$3,873

Schedule of Israel and International Components of Income before Taxes
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Domestic	$25,803	$41,013	$51,558
Foreign (mainly US)	13,683	22,413	8,537
	$39,486	$63,426	$60,095

Schedule of Israel and International Components of Income Taxes

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Domestic	$4,482	$5,767	$12,043
Foreign (mainly US)	(167)	3,284	1,593
	$4,315	$9,051	$13,636

Current	$3,340	$10,793	$13,584
Deferred	975	(1,742)	52
	$4,315	$9,051	$13,636

Reconciliation of Theoretical and Actual Tax Expense

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Net income before taxes	$39,486	$63,426	$60,095
Statutory tax expenses	5,042	8,100	7,674
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	144	172	181
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(131)	441	203
Change in tax reserve for uncertain tax positions	850	619	1,248
Different tax rates of deferred taxes	-	-	(226)
Effect of foreign operations taxed at various rates	1,173	2,034	1,888
Foreign Derived Intangible Income benefit	(768)	(1,534)	-
Tax credits	(777)	(664)	(1,650)
Adjustments for previous year’s tax	(2,121)	(159)	4,174
Change in valuation allowance	898	-	-
Other	5	42	144
	(727)	951	5,962
Actual tax expenses	$4,315	$9,051	$13,636

Schedule of Uncertain Tax Positions

The following table summarizes the changes in uncertain tax positions:

	As of December 31,
	2 0 1 9	2 0 1 8

Balance at the beginning of the year	$7,118	$6,533
Decrease related to prior year tax positions, net	(519)	(164)
Increase related to unutilized tax credits	-	65
Increase related to current year tax positions	1,139	684
Balance at the end of the year*	$7,738	$7,118